Stock-Based Compensation - Summary of the Options Granted to Employees and Non-Employees (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options, Outstanding, begining	1,788,717	226,793
Number of Options, Granted		1,626,740
Number of Options, Exercised/ Expired/ Forfeited	(47,281)	(64,816)
Number of Options, Outstanding at ending	1,905,235	1,788,717
Number of Options, Exercisable	584,960	162,237
Number of Options, Expected to be vested	1,320,275	1,626,480
Weighted Average Exercise Price, Outstanding, begining	$ 7.022	$ 1.083
Weighted Average Exercise Price, Granted		7.722
Weighted Average Exercise Price, Exercised/ Expired/ Forfeited	$ (1,249)	(0.888)
Weighted Average Exercise Price, Outstanding at ending	7,165	7.022
Weighted Average Exercise Price, Exercisable	5,202	4.053
Weighted Average Exercise Price, Expected to be vested	$ 8,034	$ 7.434